Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax liability			$ 8,800.0
Income tax (benefit) expense	$ 100,000	$ 1,000,000.00	$ 800,000	$ 1,900,000
Effective tax rates	37.70%	19.50%	76.20%	18.10%
U.S. statutory corporate tax rate			26.00%
Valuation allowances	$ 3,400,000		$ 3,400,000		$ 3,600,000
Unrecognized tax benefits	$ 0.0		$ 0.0		309,000	$ 309,000	$ 1,640,000
Income tax benefit (expense)					3,900,000	1,300,000
Increase in income tax expense						2,700,000
Deferred tax assets, valuation allowance					3,600,000	4,700,000
Net operating loss carryforwards					300,000	8,900,000
Liability pertaining to uncertain tax positions					300,000	300,000
Accrued interest					40,000.00	40,000.00
Unrecognized tax benefits that would impact effective tax rate					300,000	300,000
Federal [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards						4,800,000
Foreign Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net operating loss carryforwards					$ 16,500,000	$ 19,700,000
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Taxable income, percentage			100.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Taxable income, percentage			80.00%